Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 18,989	$ 3,343
Accounts receivable - trade, net of allowance for doubtful accounts of $182 and $174 in 2011 and 2012, respectively	21,296	25,117
Notes receivable - short-term portion	4,555	7,000
Accrued revenue	46,669	35,986
Derivative instruments	160,579	248,550
Other	22,518	13,646
Total current assets	274,606	333,642
Natural gas properties, at cost (successful efforts method):
Unproved properties	1,243,237	834,255
Proved properties	1,689,132	2,497,306
Gathering systems and facilities	168,930	142,241
Other property and equipment	9,517	8,314
Property and equipment, gross	3,110,816	3,482,116
Less accumulated depletion, depreciation, and amortization	(173,343)	(601,702)
Property and equipment, net	2,937,473	2,880,414
Derivative instruments	371,436	541,423
Notes receivable - long-term portion	2,667	5,111
Other assets, net	32,611	28,210
Total assets	3,618,793	3,788,800
Current liabilities:
Accounts payable	181,478	107,027
Accrued liabilities	61,161	37,955
Revenue distributions payable	46,037	34,768
Current portion of long-term debt	25,000
Deferred income tax liability	62,620	75,308
Total current liabilities	376,296	255,058
Long-term liabilities:
Long-term debt	1,444,058	1,317,330
Deferred income tax liability	91,692	245,327
Other long-term liabilities	33,010	12,279
Total liabilities	1,945,056	1,829,994
Equity:
Members' equity	1,460,947	1,460,947
Accumulated earnings	212,790	497,859
Total equity	1,673,737	1,958,806
Total liabilities and equity	$ 3,618,793	$ 3,788,800